Accounts payable for business combination and acquisition of associates (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable for business combination and acquisition of associates
Current	R$ 73,007	R$ 20,502
Non-current	552,270	511,811
Total	625,277	532,313	R$ 48,055
Pluri
Accounts payable for business combination and acquisition of associates
Total	3,653	3,251
Mind Makers
Accounts payable for business combination and acquisition of associates
Total	7,915	7,044
Livro Fácil
Accounts payable for business combination and acquisition of associates
Total	10,516	14,055
Meritt
Accounts payable for business combination and acquisition of associates
Total	300	3,347
SEL
Accounts payable for business combination and acquisition of associates
Total	30,267	26,935
Redação Nota 1000
Accounts payable for business combination and acquisition of associates
Total	6,030	7,230
EMME
Accounts payable for business combination and acquisition of associates
Total	10,827	12,780
Editora De Gouges S.A ("De Gouges")
Accounts payable for business combination and acquisition of associates
Total	514,299	457,671
Phidelis
Accounts payable for business combination and acquisition of associates
Total	16,976	0
Educbank
Accounts payable for business combination and acquisition of associates
Total	R$ 24,494	R$ 0